6. Prepaid Expenses: Schedule of prepaid expenses (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Prepaid insurance	$ 283,307	$ 483,278	$ 4,796
Advances made to suppliers and deposits	600,565	448,872	63,177
Prepaids and deposits	$ 883,872	$ 932,150	$ 67,973